Nature of business and organization (Details)	12 Months Ended
Dec. 31, 2025
VIYI Technology Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Name	VIYI Technology Inc. (“VIYI”)
Ownership	100% owned by MicroAlgo
VIYI Technology Ltd VIYI Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	VIYI Technology Ltd. (“VIYI Ltd”)
Ownership	100% owned by VIYI
Shenzhen Weiyixin Technology Co Ltd Shenzhen Weiyixin Or V I Y I W F O E [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”or “VIYI WFOE”)
Ownership	100% owned by VIYI Ltd
Shenzhen Yitian Internet Technology Co Ltd Shenzhen Yitian [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)
Ownership	100% owned by Beijing WiMi before December 24, 2020, VIE of Shenzhen Weiyixin starting on December 24, 2020. 100% owned by Shenzhen Weiyixin starting April 1, 2022
Shenzhen Qianhai Wangxin Technology Co Ltd Shenzhen Qianhai [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)
Ownership	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co Ltd YY Online [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)
Ownership	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Weidong after January 11, 2021; Disposed in May 2024
Hainan Weidong Technology Co Ltd Weidong [Member]
Restructuring Cost and Reserve [Line Items]
Name	Hainan Weidong Technology Co., Ltd. (“Weidong”)
Ownership	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
Khorgas Weidong Technology Co Ltd Korgas Weidong [Member]
Restructuring Cost and Reserve [Line Items]
Name	Khorgas Weidong Technology Co., Ltd. (“Khorgas Weidong”)
Ownership	100% owned by Weidong before July 14, 2021; 100% owned by Shanghai Guoyu after July 14, 2021; dissolved on December 30, 2024
Shanghai Weimu Technology Co Ltd Shanghai Weimu [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)
Ownership	58% owned by Shenzhen Weiyixin
Weiyi Yuliang Beijing Science Technology Center Limited Partnership Weiyiyuliang [Member]
Restructuring Cost and Reserve [Line Items]
Name	Weiyi Yuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)
Ownership	50% owned by Shenzhen Weiyixin
CDDI Capital Ltd (”CDDI”) [Member]
Restructuring Cost and Reserve [Line Items]
Name	CDDI Capital Ltd (“CDDI”)
Ownership	100% owned by VIYI Ltd
VIWO Technology Inc. (“VIWO Cayman”) [Member]
Restructuring Cost and Reserve [Line Items]
Name	VIWO Technology Inc. (“VIWO Cayman”)
Ownership	55% owned by CDDI
Viwo Technology Limited Viwo Tech [Member]
Restructuring Cost and Reserve [Line Items]
Name	Viwo Technology Limited. (“Viwo Tech”)
Ownership	100% owned by VIWO Cayman
Viwo Technology Hk Co. Limited Viwo Hk [Member]
Restructuring Cost and Reserve [Line Items]
Name	VIWO Technology (HK) Co., Limited (“VIWO HK”)
Ownership	100% owned by VIWO Cayman
Shenzhen Viwotong Technology Co Ltd S Z Viwotong [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Viwotong Technology Co., Ltd. (“SZ Viwotong”)
Ownership	100% owned by Viwo Tech
Shanghai Guoyu Information Technology Co Ltd Shanghai Guoyu [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)
Ownership	99% owned by Weidong, 1% owned by SZ Weidong
Guangzhou Tapuyu Internet Technology Co Ltd Tapuyu [Member]
Restructuring Cost and Reserve [Line Items]
Name	Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)
Ownership	100% owned by SZ Viwotong from December 1, 2021 to February 6, 2024; 100% owned by BJ Viwotong from February 6, 2024 to November 21, 2024; 100% owned by BJ Weiyun after November 21, 2024
Beijing Younike Information Technology Co Ltd Younike [Member]
Restructuring Cost and Reserve [Line Items]
Name	Beijing Younike Information Technology Co., Ltd. (“Younike”)
Ownership	100% owned by SZ Viwotong from January 1, 2023 to February 28, 2024; 100% owned by BJ Viwotong from February 28, 2024 to November 11, 2024; 100% owned by BJ Weiyun after November 11, 2024
Shenzhen Weidong Technology Co Ltd S Z Weidong [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)
Ownership	100% owned by Weidong
Beijing Viwotong Technology Co Ltd B J Viwotong [Member]
Restructuring Cost and Reserve [Line Items]
Name	Beijing Viwotong Technology Co., Ltd. (“BJ Viwotong”)
Ownership	100% owned by VIWO HK
Beijing Weiyun Spacetime Technology Co Ltd B J Weiyun [Member]
Restructuring Cost and Reserve [Line Items]
Name	Beijing Weiyun Spacetime Technology Co., Ltd (“BJ Weiyun”)
Ownership	100% owned by BJ Viwotong